Concentration (Tables)	6 Months Ended
Dec. 31, 2024
Concentration [Abstract]
Schedule of Customer Concentration Risk

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total accounts receivable for the periods presented:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Customer A	22.2%	35.3%
Customer B	29.1%	27.5%
Customer C	13.7%	*
Customer D	10.2%	*
Customer E	10.1%	*
Total	85.3%	62.8%

*	The percentage is below 10%

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total revenue for the periods presented:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Customer A	27.0%	47.3%
Customer B	28.4%	26.7%
Customer C	13.8%	*
Total	69.2%	74.0%

*	The percentage is below 10%

The following table sets forth any supplier who represents 10% or more of the Group’s total accounts payable for the periods presented:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Supplier A	100.0%	100.0%
Total	100.0%	100.0%